S000069558 [Member] Expense Example - iShares 25+ Year Treasury STRIPS Bond ETF - iShares 25+ Year Treasury STRIPS Bond ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	34
Expense Example, with Redemption, 5 Years	70
Expense Example, with Redemption, 10 Years	$ 178